Crypto Assets	12 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Crypto Assets

6. Crypto Assets

The table below presents the Company’s crypto assets measured at fair value as of March 31, 2026. There were no crypto assets owned by the Company as of March 31, 2025.

March 31, 2026
Asset	Quantity	Cost Basis	Fair Value	Fair Value Hierarchy	Restrictions
Ethereum	66	¥30,000	¥21,459	Level 1	None
Total crypto assets			¥21,459

During the fiscal years ended March 31, 2026 and 2025, the Company recognized unrealized loss of JPY8,541 and nil, respectively, from changes in fair value. Unrealized loss is included in other expenses, net in the Statement of Operations.

The following table summarizes the activity of the Company’s crypto assets during the fiscal year ended March 31, 2026:

March 31, 2026
Beginning balance	¥—
Addition	30,000
Recognized loss	(8,541)
Ending balance	¥21,459